Details of Significant Accounts - Schedule of Financial Assets at Amortised Cost (Details) - TWD ($) $ in Thousands	Jun. 30, 2025	Dec. 31, 2024	Jun. 30, 2024
Current items:
Restricted deposit	$ 82,400	$ 82,132	$ 97,350